SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS Wells Fargo Advantage High Yield Bond Fund (the "Fund")
(Wells Fargo Advantage High Yield Bond Fund)
In the summary section for the Fund, the following disclosure is added in the section entitled "Principal Investment Risks":

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS Wells Fargo Advantage High Yield Bond Fund (the "Fund")
(Wells Fargo Advantage High Yield Bond Fund)
In the summary section for the Fund, the following disclosure is added in the section entitled "Principal Investment Risks":

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS Wells Fargo Advantage High Yield Bond Fund (the "Fund")
(Wells Fargo Advantage High Yield Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock	In the summary section for the Fund, the following disclosure is added in the section entitled "Principal Investment Risks":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.